Schedule of Investments (unaudited)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.5%
Boeing Co. (The)
2.13%, 03/01/22	$444	$444,542
2.70%, 05/01/22(a)	2,824	2,838,064
General Dynamics Corp., 2.25%, 11/15/22
(Call 08/15/22)(a)	4,682	4,722,733
		8,005,339
Agriculture — 1.4%
Altria Group Inc., 2.85%, 08/09/22(a)	5,015	5,069,613
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)(a)	3,449	3,477,385
Bunge Ltd. Finance Corp., 3.00%, 09/25/22
(Call 08/25/22)(a)	4,395	4,445,103
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)(a)	3,772	3,801,120
2.50%, 08/22/22	3,227	3,258,625
2.50%, 11/02/22 (Call 10/02/22)	1,644	1,662,824
		21,714,670
Airlines — 0.1%
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)(a)	1,194	1,208,232

Apparel — 0.4%
Ralph Lauren Corp., 1.70%, 06/15/22(a)	2,860	2,871,240
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	1,341	1,350,186
VF Corp., 2.05%, 04/23/22	1,935	1,941,308
		6,162,734
Auto Manufacturers — 3.4%
American Honda Finance Corp.
0.40%, 10/21/22(a)	2,185	2,178,707
1.95%, 05/20/22	1,893	1,901,140
2.20%, 06/27/22	2,511	2,527,748
2.60%, 11/16/22(a)	2,493	2,525,708
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	5,623	5,664,104
3.45%, 04/10/22 (Call 02/28/22)(a)	4,924	4,935,325
3.55%, 07/08/22	5,427	5,491,527
PACCAR Financial Corp.
2.00%, 09/26/22	1,380	1,392,185
2.30%, 08/10/22(a)	1,018	1,026,745
2.65%, 05/10/22(a)	1,945	1,956,651
2.85%, 03/01/22	535	536,102
Toyota Motor Corp., 2.16%, 07/02/22	1,871	1,883,218
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	5,544	5,527,812
0.45%, 07/22/22(a)	2,966	2,963,746
1.15%, 05/26/22	5,022	5,032,245
2.15%, 09/08/22	3,895	3,929,042
2.65%, 04/12/22	2,609	2,619,801
2.80%, 07/13/22	1,620	1,636,087
		53,727,893
Banks — 25.1%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22(a)	4,836	4,884,989
2.63%, 05/19/22(a)	2,505	2,521,232
2.63%, 11/09/22(a)	4,228	4,289,264
Banco Santander SA, 3.50%, 04/11/22	3,812	3,833,118
Bank of Montreal
2.05%, 11/01/22	2,496	2,518,514
2.35%, 09/11/22(a)	6,323	6,388,696
2.55%, 11/06/22 (Call 10/06/22)(a)	4,914	4,971,739
Security	Par (000)	Value

Banks (continued)
2.90%, 03/26/22(a)	$5,587	$5,608,901
Bank of New York Mellon Corp. (The), 1.95%, 08/23/22(a)	3,814	3,841,957
Bank of Nova Scotia (The)
2.00%, 11/15/22(a)	4,063	4,098,998
2.45%, 09/19/22(a)	5,408	5,469,759
2.70%, 03/07/22(a)	4,950	4,961,781
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	7,488	7,505,147
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	4,642	4,677,186
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)(a)	1,895	1,908,815
2.65%, 08/08/22 (Call 07/08/22)(a)	385	388,265
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	8,384	8,475,218
2.75%, 04/25/22 (Call 03/25/22)	8,950	8,981,504
4.05%, 07/30/22	4,718	4,795,989
Citizens Bank N.A./Providence RI, 2.65%, 05/26/22
(Call 04/26/22)	2,328	2,341,083
Cooperatieve Rabobank U.A.
3.88%, 02/08/22(a)	8,575	8,580,231
3.95%, 11/09/22	1	1,023
Credit Suisse AG/New York NY, 2.80%, 04/08/22(a)	5,684	5,708,896
Credit Suisse Group Funding Guernsey Ltd., 3.80%,
09/15/22	11,254	11,461,411
Deutsche Bank AG/New York NY
3.30%, 11/16/22	4,818	4,894,317
Series D, 5.00%, 02/14/22	3,883	3,888,203
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)(a)	3,432	3,452,661
3.50%, 03/15/22 (Call 02/13/22)	1,662	1,663,596
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	2,139	2,147,107
HSBC Holdings PLC, 4.00%, 03/30/22(a)	3,796	3,817,941
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)(a)	2,336	2,352,539
3.13%, 04/01/22 (Call 03/01/22)(a)	1,827	1,831,257
ING Groep NV, 3.15%, 03/29/22(a)	5,077	5,097,613
JPMorgan Chase & Co., 3.25%, 09/23/22(a)	13,384	13,595,333
KeyBank N.A./Cleveland OH
2.30%, 09/14/22(a)	5,042	5,096,101
2.40%, 06/09/22	2,526	2,543,177
3.18%, 05/22/22	1,192	1,201,608
3.30%, 02/01/22(a)	1,971	1,971,000
Lloyds Bank PLC, 2.25%, 08/14/22(a)	2,122	2,139,252
Manufacturers & Traders Trust Co., 2.50%, 05/18/22
(Call 04/18/22)(a)	3,006	3,019,046
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	11,070	11,164,981
2.67%, 07/25/22(a)	8,810	8,891,757
3.00%, 02/22/22	2,977	2,981,585
3.22%, 03/07/22	7,328	7,348,811
Mizuho Financial Group Inc.
2.60%, 09/11/22(a)	5,622	5,681,593
2.95%, 02/28/22	6,662	6,674,924
Morgan Stanley
2.75%, 05/19/22(a)	11,687	11,766,472
4.88%, 11/01/22(a)	9,201	9,469,301
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	4,875	4,919,070
3.15%, 04/01/22 (Call 03/01/22)	3,327	3,334,486
National Australia Bank Ltd./New York
1.88%, 12/13/22(a)	3,439	3,469,985

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.50%, 05/22/22(a)	$3,542	$3,560,950
Natwest Group PLC, 6.13%, 12/15/22(a)	5,890	6,118,532
Northern Trust Corp., 2.38%, 08/02/22(a)	2,289	2,307,152
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)	2,761	2,781,155
2.70%, 11/01/22 (Call 10/01/22)	4,469	4,524,013
2.88%, 06/29/22 (Call 05/29/22)	3,413	3,438,120
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(b)	2,411	2,449,986
3.30%, 03/08/22 (Call 02/07/22)	2,492	2,492,972
Royal Bank of Canada
2.75%, 02/01/22(a)	4,147	4,147,000
2.80%, 04/29/22(a)	4,921	4,950,132
Santander Holdings USA Inc., 3.70%, 03/28/22
(Call 02/28/22)	3,150	3,156,646
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22(a)	1,485	1,489,009
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22(a)	3,252	3,290,211
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	6,718	6,781,687
2.78%, 10/18/22(a)	9,745	9,880,553
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)(a)	2,962	2,980,246
Synovus Financial Corp., 3.13%, 11/01/22
(Call 10/01/22)(a)	1,653	1,673,778
Toronto-Dominion Bank (The), 1.90%, 12/01/22	6,158	6,211,821
Truist Bank
2.45%, 08/01/22 (Call 07/01/22)	3,567	3,595,358
2.80%, 05/17/22 (Call 04/17/22)(a)	6,655	6,686,412
Truist Financial Corp.
2.75%, 04/01/22 (Call 03/01/22)	3,550	3,556,816
3.05%, 06/20/22 (Call 05/20/22)	7,477	7,534,573
3.95%, 03/22/22 (Call 02/22/22)	940	941,814
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)(a)	5,384	5,429,118
3.00%, 03/15/22 (Call 02/15/22)	2,855	2,857,826
U.S. Bank N.A./Cincinnati OH, 2.65%, 05/23/22
(Call 04/22/22)(a)	3,263	3,279,445
Wells Fargo & Co.
2.63%, 07/22/22(a)	2,150	2,169,887
3.50%, 03/08/22	30,408	30,500,136
Westpac Banking Corp., 2.50%, 06/28/22(a)	4,124	4,156,126
		395,568,906
Beverages — 1.0%
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/28/22)(a)	884	885,945
Diageo Investment Corp.
2.88%, 05/11/22(a)	4,043	4,069,037
8.00%, 09/15/22(a)	303	316,156
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	1,532	1,543,122
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	2,508	2,516,026
2.75%, 03/05/22	3,821	3,829,865
3.10%, 07/17/22 (Call 05/17/22)(a)	2,982	3,005,170
		16,165,321
Biotechnology — 0.8%
Biogen Inc., 3.63%, 09/15/22	6,134	6,232,144
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)(a)	1,785	1,785,000
3.25%, 09/01/22 (Call 07/01/22)(a)	3,926	3,968,558
		11,985,702
Security	Par (000)	Value

Chemicals — 1.1%
Cabot Corp., 3.70%, 07/15/22	$604	$611,822
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	2,178	2,235,739
Eastman Chemical Co., 3.60%, 08/15/22
(Call 05/15/22)(a)	2,969	2,993,643
Linde Inc./CT, 2.20%, 08/15/22 (Call 05/15/22)(a)	1,935	1,944,268
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)(a)	3,999	4,060,344
NewMarket Corp., 4.10%, 12/15/22(a)	1,101	1,129,802
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	3,203	3,234,742
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)(a)	1,412	1,429,989
		17,640,349
Commercial Services — 0.8%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	1,974	1,996,069
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)(a)	2,313	2,317,927
3.25%, 06/01/22 (Call 03/01/22)	450	451,066
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)(a)	2,391	2,425,263
PayPal Holdings Inc., 2.20%, 09/26/22(a)	4,129	4,168,804
Verisk Analytics Inc., 4.13%, 09/12/22(a)	1,857	1,893,230
		13,252,359
Computers — 3.7%
Apple Inc.
1.70%, 09/11/22(a)	4,971	5,006,742
2.10%, 09/12/22 (Call 08/12/22)(a)	7,634	7,694,919
2.15%, 02/09/22(a)	3,681	3,682,399
2.30%, 05/11/22 (Call 04/11/22)	2,685	2,694,854
2.70%, 05/13/22	6,031	6,069,176
Genpact Luxembourg Sarl, 3.70%, 04/01/22
(Call 03/01/22)	1,232	1,234,698
Hewlett Packard Enterprise Co., 4.40%, 10/15/22
(Call 08/15/22)(a)	6,015	6,127,060
HP Inc., 4.05%, 09/15/22	4,510	4,596,186
International Business Machines Corp.
1.88%, 08/01/22(a)	4,760	4,789,226
2.85%, 05/13/22	11,859	11,937,032
2.88%, 11/09/22	4,265	4,329,572
		58,161,864
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 2.25%, 11/15/22(a)	1,313	1,328,126
Procter & Gamble Co. (The)
2.15%, 08/11/22(a)	5,419	5,461,973
2.30%, 02/06/22	2,501	2,501,575
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)	2,726	2,734,396
3.00%, 03/07/22	1,751	1,755,675
		13,781,745
Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)(a)	2,090	2,103,522
4.63%, 07/01/22	1,757	1,783,724
Air Lease Corp., 2.63%, 07/01/22 (Call 06/01/22)	2,402	2,415,283
Ally Financial Inc.
4.13%, 02/13/22	1,495	1,496,630
4.63%, 05/19/22(a)	1,925	1,947,426
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)(a)	6,623	6,675,057
2.65%, 12/02/22	7,791	7,906,619
2.75%, 05/20/22 (Call 04/20/22)(a)	4,780	4,803,326
Ameriprise Financial Inc., 3.00%, 03/22/22	2,949	2,959,558

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp., 3.05%, 03/09/22
(Call 02/09/22)	$3,271	$3,271,622
CME Group Inc., 3.00%, 09/15/22	3,900	3,950,115
Discover Financial Services
3.85%, 11/21/22(a)	3,122	3,195,242
5.20%, 04/27/22	1,330	1,344,111
Franklin Resources Inc., 2.80%, 09/15/22	1,075	1,088,534
Intercontinental Exchange Inc., 2.35%, 09/15/22
(Call 08/15/22)(a)	2,637	2,658,623
International Lease Finance Corp., 5.88%, 08/15/22	4,075	4,182,010
Invesco Finance PLC, 3.13%, 11/30/22	1,843	1,876,616
Morgan Stanley Domestic Holdings Inc., 2.95%, 08/24/22
(Call 07/24/22)(a)	3,367	3,401,074
ORIX Corp., 2.90%, 07/18/22	3,144	3,167,580
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	2,795	2,817,779
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	3,701	3,731,496
2.80%, 12/14/22 (Call 10/14/22)	10,635	10,787,931
		77,563,878
Electric — 4.9%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	1,535	1,548,662
Alabama Power Co., Series 17-A, 2.45%, 03/30/22
(Call 02/28/22)	2,021	2,023,708
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	1,505	1,514,512
American Electric Power Co. Inc., Series F, 2.95%,
12/15/22 (Call 09/15/22)(a)	1,956	1,980,724
CenterPoint Energy Houston Electric LLC, 2.25%,
08/01/22 (Call 05/01/22)(a)	1,030	1,034,347
Dominion Energy Inc., Series B, 2.75%, 09/15/22
(Call 06/15/22)(a)	1,913	1,924,401
DTE Energy Co.
2.25%, 11/01/22	2,437	2,459,640
Series H, 0.55%, 11/01/22	2,956	2,950,620
Duke Energy Carolinas LLC, 3.35%, 05/15/22(a)	808	814,666
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	1,958	1,971,549
3.05%, 08/15/22 (Call 05/15/22)	2,809	2,822,483
Duke Energy Progress LLC, 2.80%, 05/15/22
(Call 02/28/22)(a)	2,110	2,114,326
Edison International
2.40%, 09/15/22 (Call 08/15/22)	1,705	1,717,037
3.13%, 11/15/22 (Call 10/15/22)	1,850	1,874,087
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	3,219	3,247,520
Eversource Energy, Series K, 2.75%, 03/15/22
(Call 02/28/22)(a)	3,288	3,292,373
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	4,598	4,623,979
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/28/22)	1,093	1,095,514
4.25%, 06/15/22 (Call 03/15/22)	2,311	2,321,099
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)(a)	2,778	2,804,447
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)(a)	3,890	3,923,648
2.40%, 04/25/22 (Call 03/25/22)	1,723	1,728,272
Northern States Power Co./MN, 2.15%, 08/15/22
(Call 02/28/22)	1,165	1,166,410
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	1,639	1,649,457
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	1,590	1,594,166
7.00%, 09/01/22(a)	1,852	1,912,912
Security	Par (000)	Value

Electric (continued)
Pacific Gas and Electric Co., 1.75%, 06/16/22
(Call 02/08/22)	$9,737	$9,734,468
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)(a)	1,330	1,336,437
Progress Energy Inc., 3.15%, 04/01/22 (Call 02/28/22)	1,846	1,849,729
Public Service Co. of Colorado, 2.25%, 09/15/22
(Call 03/15/22)	1,149	1,151,631
Public Service Enterprise Group Inc., 2.65%, 11/15/22
(Call 10/15/22)	3,284	3,324,229
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)(a)	1,945	1,964,275
Southern California Edison Co., Series B, 2.40%,
02/01/22(a)	1,130	1,130,000
Virginia Electric & Power Co., 3.45%, 09/01/22
(Call 06/01/22)(a)	1,168	1,178,874
		77,780,202
Electronics — 0.9%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	930	930,000
Avnet Inc., 4.88%, 12/01/22	1,477	1,520,202
Honeywell International Inc.
0.48%, 08/19/22 (Call 02/08/22)(a)	4,471	4,470,463
2.15%, 08/08/22 (Call 07/08/22)(a)	3,009	3,029,281
Jabil Inc., 4.70%, 09/15/22	3,366	3,439,648
		13,389,594
Environmental Control — 0.3%
Waste Management Inc., 2.90%, 09/15/22
(Call 06/15/22)(a)	4,895	4,937,929

Food — 1.3%
Campbell Soup Co., 2.50%, 08/02/22(a)	2,093	2,111,607
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)(a)	1,958	1,978,481
Kroger Co. (The), 2.80%, 08/01/22 (Call 07/01/22)	1,775	1,790,531
McCormick & Co. Inc./MD, 2.70%, 08/15/22
(Call 07/15/22)	3,711	3,743,991
Mondelez International Inc., 0.63%, 07/01/22(a)	5,158	5,156,659
Sysco Corp., 2.60%, 06/12/22(a)	1,588	1,598,608
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)(a)	3,858	3,876,441
		20,256,318
Health Care - Products — 0.6%
Abbott Laboratories, 2.55%, 03/15/22	2,720	2,727,589
DH Europe Finance II Sarl, 2.05%, 11/15/22(a)	3,361	3,390,677
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22
(Call 02/28/22)	2,672	2,677,825
		8,796,091
Health Care - Services — 2.1%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	5,328	5,377,018
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	4,314	4,379,745
3.13%, 05/15/22	3,281	3,303,573
CommonSpirit Health, 2.95%, 11/01/22	1,727	1,748,639
Dignity Health, 3.13%, 11/01/22	230	233,013
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)(a)	2,079	2,110,559
3.15%, 12/01/22 (Call 09/01/22)(a)	2,763	2,799,140
Kaiser Foundation Hospitals, 3.50%, 04/01/22(a)	782	785,762
UnitedHealth Group Inc.
2.38%, 10/15/22(a)	3,760	3,803,165
2.88%, 03/15/22 (Call 02/28/22)	3,940	3,948,668
3.35%, 07/15/22(a)	4,580	4,635,784
		33,125,066

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified — 0.1%
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)(a)	$1,955	$1,966,867

Home Builders — 0.3%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)(a)	1,492	1,510,456
Lennar Corp., 4.75%, 11/15/22 (Call 08/15/22)(a)	1,143	1,165,197
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	2,402	2,429,383
		5,105,036
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)	1,211	1,218,630
Whirlpool Corp., 4.70%, 06/01/22	1,044	1,057,269
		2,275,899
Household Products & Wares — 0.5%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	1,675	1,687,093
2.88%, 10/01/22	1,196	1,211,787
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	4,223	4,260,374
Kimberly-Clark Corp., 2.40%, 03/01/22(a)	777	778,360
		7,937,614
Insurance — 1.2%
Alleghany Corp., 4.95%, 06/27/22	1,059	1,075,859
Aon Corp., 2.20%, 11/15/22(a)	3,079	3,110,036
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22(a)	3,609	3,635,165
Chubb INA Holdings Inc., 2.88%, 11/03/22
(Call 09/03/22)(a)	2,314	2,342,925
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/28/22)(a)	229	228,927
Fidelity National Financial Inc., 5.50%, 09/01/22	2,094	2,149,575
Globe Life Inc., 3.80%, 09/15/22	300	305,304
Lincoln National Corp., 4.20%, 03/15/22(a)	1,307	1,312,973
Markel Corp., 4.90%, 07/01/22(a)	1,709	1,736,737
Principal Financial Group Inc., 3.30%, 09/15/22(a)	1,502	1,523,719
Sompo International Holdings Ltd., 4.70%, 10/15/22(a)	996	1,019,018
WR Berkley Corp., 4.63%, 03/15/22(a)	1,177	1,181,743
		19,621,981
Internet — 1.4%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)	6,175	6,237,491
Baidu Inc.
2.88%, 07/06/22	3,550	3,569,347
3.50%, 11/28/22(a)	3,192	3,244,349
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)(a)	2,510	2,519,990
3.80%, 03/09/22 (Call 02/09/22)	2,792	2,793,787
TD Ameritrade Holding Corp., 2.95%, 04/01/22
(Call 02/28/22)	2,864	2,870,415
		21,235,379
Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	2,600	2,632,994

Machinery — 2.6%
ABB Finance USA Inc., 2.88%, 05/08/22	5,651	5,685,189
Caterpillar Financial Services Corp.
0.95%, 05/13/22(a)	3,477	3,481,277
1.90%, 09/06/22(a)	3,054	3,075,500
1.95%, 11/18/22(a)	3,392	3,422,630
2.40%, 06/06/22	2,028	2,040,939
2.55%, 11/29/22	3,843	3,900,030
2.85%, 06/01/22(a)	1,618	1,630,572
2.95%, 02/26/22	2,417	2,421,375
CNH Industrial Capital LLC, 4.38%, 04/05/22	1,898	1,909,824
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)(a)	3,806	3,810,986
Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
0.55%, 07/05/22	$1,810	$1,809,457
1.95%, 06/13/22	1,546	1,553,792
2.15%, 09/08/22(a)	2,348	2,367,981
2.75%, 03/15/22	1,367	1,371,005
2.95%, 04/01/22(a)	2,242	2,251,663
		40,732,220
Manufacturing — 0.8%
3M Co., 2.00%, 06/26/22	3,184	3,202,690
Carlisle Companies Inc., 3.75%, 11/15/22
(Call 08/15/22)(a)	831	843,399
Eaton Corp., 2.75%, 11/02/22	6,980	7,073,951
Parker-Hannifin Corp., 3.50%, 09/15/22(a)	2,096	2,130,353
		13,250,393
Media — 2.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 07/23/22
(Call 05/23/22)	12,177	12,311,921
Comcast Cable Communications Holdings Inc., 9.46%,
11/15/22	4,559	4,867,188
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	3,665	3,707,844
2.45%, 03/04/22	1,883	1,886,578
2.55%, 02/15/22(a)	1,667	1,668,384
Walt Disney Co. (The)
1.65%, 09/01/22	1,710	1,718,499
3.00%, 09/15/22(a)	5,151	5,222,650
		31,383,064
Mining — 0.3%
BHP Billiton Finance USA Ltd., 2.88%, 02/24/22	2,960	2,964,174
Southern Copper Corp., 3.50%, 11/08/22(a)	1,134	1,153,958
		4,118,132
Oil & Gas — 2.0%
BP Capital Markets PLC, 2.50%, 11/06/22(a)	4,190	4,242,417
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	8,387	8,468,438
2.41%, 03/03/22 (Call 02/03/22)	2,801	2,801,000
2.50%, 03/03/22 (Call 02/03/22)(a)	2,367	2,367,000
Chevron USA Inc., 0.33%, 08/12/22	1,607	1,603,818
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	850	858,262
Exxon Mobil Corp., 1.90%, 08/16/22	3,939	3,966,297
Phillips 66, 4.30%, 04/01/22	3,154	3,173,618
TotalEnergies Capital International SA, 2.88%, 02/17/22	3,497	3,500,672
		30,981,522
Pharmaceuticals — 8.1%
AbbVie Inc.
2.30%, 11/21/22	14,842	14,992,350
2.90%, 11/06/22	12,192	12,366,833
3.20%, 11/06/22 (Call 09/06/22)	2,979	3,016,953
3.25%, 10/01/22 (Call 07/01/22)	14,366	14,508,654
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	4,790	4,813,998
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	2,393	2,409,249
2.60%, 05/16/22	5,894	5,931,368
3.25%, 08/15/22	2,920	2,959,975
3.55%, 08/15/22	3,512	3,565,207
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)(a)	2,003	2,033,686
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	6,529	6,597,881

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.50%, 07/20/22 (Call 05/20/22)	$5,560	$5,608,650
4.75%, 12/01/22 (Call 09/01/22)(a)	2,022	2,066,039
Eli Lilly & Co., 2.35%, 05/15/22	3,449	3,468,383
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	6,907	6,951,343
2.88%, 06/01/22 (Call 05/01/22)	5,356	5,387,761
Johnson & Johnson, 2.25%, 03/03/22	3,215	3,220,658
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)(a)	2,096	2,118,364
Merck & Co. Inc.
2.35%, 02/10/22	3,600	3,601,044
2.40%, 09/15/22 (Call 06/15/22)	5,851	5,892,250
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)(a)	4,325	4,342,689
2.40%, 09/21/22	5,993	6,055,327
Pfizer Inc., 2.80%, 03/11/22	1,698	1,702,771
Viatris Inc., 1.13%, 06/22/22	4,474	4,480,174
		128,091,607
Pipelines — 2.0%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)(a)	3,020	3,041,080
Energy Transfer LP, 4.65%, 02/15/22	681	681,946
Energy Transfer LP/Regency Energy Finance Corp.,
5.00%, 10/01/22 (Call 07/01/22)(a)	2,804	2,850,210
Enterprise Products Operating LLC
3.50%, 02/01/22	2,226	2,226,000
4.05%, 02/15/22	2,116	2,118,835
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	3,785	3,825,197
4.15%, 03/01/22	1,279	1,282,786
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)	2,338	2,380,154
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)(a)	3,761	3,797,369
Plains All American Pipeline LP/PAA Finance Corp.,
3.65%, 06/01/22 (Call 03/01/22)	2,339	2,343,748
TransCanada PipeLines Ltd., 2.50%, 08/01/22(a)	4,384	4,417,494
Williams Companies Inc. (The), 3.35%, 08/15/22
(Call 05/15/22)(a)	3,148	3,170,917
		32,135,736
Real Estate Investment Trusts — 0.7%
Camden Property Trust, 2.95%, 12/15/22
(Call 09/15/22)(a)	652	660,391
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)(a)	2,896	2,937,384
Office Properties Income Trust, 4.00%, 07/15/22
(Call 06/15/22)(a)	1,285	1,299,366
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)(a)	2,584	2,606,455
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)(a)	2,864	2,902,378
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	370	377,196
		10,783,170
Retail — 1.5%
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)(a)	5,274	5,302,638
3.25%, 03/01/22	2,020	2,024,888
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 02/28/22)	3,035	3,042,193
O’Reilly Automotive Inc., 3.80%, 09/01/22
(Call 06/01/22)(a)	1,230	1,241,832
Starbucks Corp.
1.30%, 05/07/22	2,075	2,079,669
2.70%, 06/15/22 (Call 04/15/22)(a)	1,887	1,895,189
Walgreen Co., 3.10%, 09/15/22	2,491	2,525,152
Security	Par (000)	Value

Retail (continued)
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)(a)	$5,475	$5,541,412
		23,652,973
Savings & Loans — 0.2%
People’s United Financial Inc., 3.65%, 12/06/22
(Call 09/06/22)	3,074	3,114,085

Semiconductors — 1.6%
Advanced Micro Devices Inc., 7.50%, 08/15/22(a)	490	506,640
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	2,515	2,524,633
2.70%, 12/15/22	9,180	9,330,827
3.10%, 07/29/22(a)	3,353	3,397,159
QUALCOMM Inc., 3.00%, 05/20/22(a)	6,405	6,453,166
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	2,452	2,458,547
		24,670,972
Software — 2.2%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)(a)	1,495	1,519,578
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	5,090	5,147,262
Microsoft Corp.
2.13%, 11/15/22(a)	1,940	1,961,418
2.65%, 11/03/22 (Call 09/03/22)(a)	3,752	3,791,771
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	8,261	8,281,405
2.50%, 10/15/22	9,919	10,026,224
Roper Technologies Inc.
0.45%, 08/15/22(a)	1,983	1,979,669
3.13%, 11/15/22 (Call 08/15/22)	1,741	1,762,484
		34,469,811
Telecommunications — 1.4%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)(a)	4,930	4,978,265
3.00%, 06/30/22 (Call 04/30/22)	7,669	7,711,256
Cisco Systems Inc., 3.00%, 06/15/22	2,692	2,718,409
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	3,825	3,854,299
Vodafone Group PLC, 2.50%, 09/26/22(a)	3,020	3,051,227
		22,313,456
Transportation — 1.5%
Burlington Northern Santa Fe LLC, 3.05%, 09/01/22
(Call 06/01/22)(a)	2,669	2,690,138
JB Hunt Transport Services Inc., 3.30%, 08/15/22
(Call 06/15/22)(a)	951	960,092
Norfolk Southern Corp., 3.00%, 04/01/22 (Call 02/28/22)	2,387	2,391,201
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	1,191	1,200,992
2.80%, 03/01/22 (Call 02/11/22)	1,039	1,037,951
2.88%, 06/01/22 (Call 05/01/22)	2,353	2,366,153
Union Pacific Corp.
2.95%, 03/01/22	1,533	1,536,250
4.16%, 07/15/22 (Call 04/15/22)(a)	3,019	3,041,341
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)(a)	2,513	2,522,725
2.45%, 10/01/22	5,696	5,759,340
		23,506,183
Total Corporate Bonds & Notes — 84.9%
(Cost: $1,333,536,266)		1,337,203,286

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 20.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(c)(d)(e)	66,750	$66,769,607
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	262,666	262,666,000
		329,435,607

Total Short-Term Investments — 20.9%
(Cost: $329,411,553)		329,435,607

Total Investments in Securities — 105.8%
(Cost: $1,662,947,819)		1,666,638,893

Other Assets, Less Liabilities — (5.8)%		(91,762,189)

Net Assets — 100.0%		$1,574,876,704

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$131,115,315	$—		$(64,323,335	)(a)	$(17,471)	$(4,902)	$66,769,607	66,750	$47,902	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,436,000	221,230,000	(a)	—		—	—	262,666,000	262,666	1,442		—
						$(17,471)	$(4,902)	$329,435,607		$49,344		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,337,203,286	$—	$1,337,203,286
Money Market Funds	329,435,607	—	—	329,435,607
	$329,435,607	$1,337,203,286	$—	$1,666,638,893